CONCENTRATIONS (Tables)	12 Months Ended
Oct. 31, 2021
CONCENTRATIONS.
Summary of concentration of risk

	For the Years Ended October 31,
Carrier	2021	2020	2019
A	15%	*	*
B	15%	*	*
C	13%	17%	*
D	10%	16%	12%
E	*	11%	24%
F	*	*	22%
G	*	*	19%
*Less than 10%